ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable, cost	$ 4,900,739	$ 4,499,746
Less: allowance for doubtful accounts
Accounts receivable, net	$ 4,900,739	$ 4,499,746